New U.S. GAAP Accounting Pronouncements	12 Months Ended
Dec. 31, 2022
Sociedad Minera Cerro Verde S.A.A.
New U.S. GAAP Accounting Pronouncements [Line Items]
New USGAAP Accounting Pronouncements

25.   New U.S. GAAP Accounting Pronouncements

Accounting Standards Update- ASU 2022-01—Derivatives and Hedging (Topic 815): Fair Value Hedging—Portfolio Layer Method

The amendments in this Update are effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years.

Accounting Standards Update- ASU 2022-02— Financial Instruments—Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures

For entities that have adopted the amendments in Update 2016-13, the amendments in this Update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years.

Accounting Standards Update- ASU 2022-03— Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions

The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years.